Debt (AerCap trust & AICDC notes and ILFC Legacy notes) (Details) - USD ($)	Jul. 29, 2020	Jul. 20, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 04, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Commitment				$ 36,782,018,000
Unsecured
Debt Instrument [Line Items]
Commitment				22,972,075,000
Amount outstanding				18,087,896,000		$ 17,523,093,000
Unsecured | AerCap Trust and AICDC Senior Notes Due 2025
Debt Instrument [Line Items]
Commitment				$ 1,250,000,000
Stated interest rate				6.50%
Unsecured | Senior Notes Due 2020
Debt Instrument [Line Items]
Amount outstanding					$ 500,000,000.0
Stated interest rate					4.25%
Subsequent Event | Unsecured | AerCap Trust and AICDC Senior Notes Due 2023
Debt Instrument [Line Items]
Commitment	$ 1,250,000,000
Stated interest rate	4.50%
Subsequent Event | Unsecured | Senior Notes Due 2020
Debt Instrument [Line Items]
Commitment			$ 742,100,000
Amount outstanding		$ 999,000,000.0
Stated interest rate		4.625%	8.25%
Subsequent Event | Unsecured | Senior Notes
Debt Instrument [Line Items]
Debt instrument, repurchase amount			$ 1,500,000,000
Subsequent Event | Unsecured | Senior Notes Due 2022
Debt Instrument [Line Items]
Commitment			$ 365,700,000
Stated interest rate			8.625%
Subsequent Event | Unsecured | Senior Notes Due 2021
Debt Instrument [Line Items]
Commitment			$ 334,500,000
Stated interest rate			4.625%